PROSPECTUS

Rothschild Asset Management Inc.
(“Rothschild” or the “Adviser”)

	Institutional	Investor
Rothschild U.S. Large-Cap Core Fund	RLBIX	RLBVX
Rothschild U.S. Large-Cap Value Fund	RLVIX	RLVVX
Rothschild U.S. Small/Mid-Cap Core Fund	RMDIX	RMDVX
Rothschild U.S. Small-Cap Core Fund	RCCIX	RCCVX
Rothschild U.S. Small-Cap Value Fund	RCVIX	RCVVX
Rothschild U.S. Small-Cap Growth Fund	RCGIX	RCGVX

(each a “Fund” together, the “Funds”)

December 22, 2014
As supplemented January 23, 2015

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

Rothschild Asset Management Inc.

Rothschild U.S. Large-Cap Core Fund
Rothschild U.S. Large-Cap Value Fund
Rothschild U.S. Small/Mid-Cap Core Fund
Rothschild U.S. Small-Cap Core Fund
Rothschild U.S. Small-Cap Value Fund
Rothschild U.S. Small-Cap Growth Fund

Table of Contents

Table of Contents - Prospectus

SUMMARY SECTION

Rothschild U.S. Large-Cap Core Fund

Investment Objective

The Rothschild U.S. Large-Cap Core Fund’s (the “U.S. Large-Cap Core Fund” or the “Fund”) objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional	Investor
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses (includes 0.10% shareholder servicing fee for Investor Class shares)(1)	6.05%	6.15%
Total Annual Fund Operating Expenses	6.60%	6.95%
Less: Expense Waiver/Reimbursement(2)	-5.95%	-5.95%
Net Annual Fund Operating Expenses	0.65%	1.00%

(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)
Rothschild Asset Management Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.65% and 1.00% of the average daily net assets of the Institutional Class shares and Investor Class shares, respectively (the “Expense Caps”), indefinitely, but at least through December 31, 2018. The Expense Caps may be changed or eliminated at any time by the Fund’s Board of Trustees (the “Board”) upon 60 days’ notice to the Adviser, or by the Adviser with the consent of the Board.  To the extent that the Adviser waives its fees and/or absorbs expenses to satisfy the Expense Caps, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Caps.

Table of Contents - Prospectus

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in each year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional	1 Year: $66	3 Years: $208

Investor	1 Year: $102	3 Years: $318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. As the Fund is new, it does not have portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

In normal market conditions, the U.S. Large-Cap Core Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization U.S. companies. The Fund defines a large-cap company as one whose market capitalization falls within the range of the Russell 1000® Index at the time of purchase. As of June 30, 2014, the market capitalization range of the Russell 1000® Index was $1.6 billion to $560.3 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 1000® Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.  The Fund is actively managed and securities may be traded frequently which may lead to high portfolio turnover.

Principal Investment Risks

There is the risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

•	General Market Risk: The risk that security market values may fluctuate, sometimes rapidly and unpredictably.

•	Management Risk: The risk that the Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•
Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

•
New Fund Risk:  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Table of Contents - Prospectus

Performance

When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.rothschild.com/raminc/usfunds or by calling the Fund toll-free at (844) RAM-FUND (1-844-726-3863).

Investment Adviser

Rothschild Asset Management Inc.

Portfolio Managers

Mark K. Tavel, Managing Director, Portfolio Manager of the Fund since inception 2014
Luis Ferreira, CFA, Managing Director, Portfolio Manager of the Fund since inception 2014
Anthea Mikstay, Managing Director, Portfolio Manager of the Fund since inception 2014
Chris R. Kaufman, Managing Director, Portfolio Manager of the Fund since inception 2014
Paul Roukis, CFA, Managing Director, Portfolio Manager of the Fund since inception 2014

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Rothschild Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone toll-free at (844) RAM-FUND (1-844-726-3863), or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments
	To Open A New Account	To Add to An Existing Account
Institutional Class	$100,000	$500
Investor Class
Regular Accounts	$2,500	$100
Automatic Investment Plan	$2,500	$50
Retirement, Tax-Deferred and UGMA/UTMA Accounts	$2,500	$50

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

SUMMARY SECTION

Rothschild U.S. Large-Cap Value Fund

Investment Objective

The Rothschild U.S. Large-Cap Value Fund’s (the “U.S. Large-Cap Value Fund” or the “Fund”) objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional	Investor
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses (includes 0.10% shareholder servicing fee for Investor Class shares)(1)	6.05%	6.15%
Total Annual Fund Operating Expenses	6.60%	6.95%
Less: Expense Waiver/Reimbursement(2)	-5.95%	-5.95%
Net Annual Fund Operating Expenses	0.65%	1.00%

(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)
Rothschild Asset Management Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.65% and 1.00% of the average daily net assets of the Institutional Class shares and Investor Class shares, respectively (the “Expense Caps”), indefinitely, but at least through December 31, 2018. The Expense Caps may be changed or eliminated at any time by the Fund’s Board of Trustees (the “Board”) upon 60 days’ notice to the Adviser, or by the Adviser with the consent of the Board.  To the extent that the Adviser waives its fees and/or absorbs expenses to satisfy the Expense Caps, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in each year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional	1 Year: $66	3 Years: $208

Investor	1 Year: $102	3 Years: $318

Table of Contents - Prospectus

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. As the Fund is new, it does not have portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

In normal market conditions, the U.S. Large-Cap Value Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization U.S. companies. The Fund defines a large-cap company as one whose market capitalization falls within the range of the Russell 1000® Value Index at the time of purchase, and invests primarily in equity securities of large-cap value companies as defined the Russell 1000® Value Index. As of June 30, 2014, the market capitalization range of the Russell 1000® Value Index was $1.6 billion to $432.4 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 1000® Value Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes. The Fund is actively managed and securities may be traded frequently which may lead to high portfolio turnover.

Principal Investment Risks

There is the risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

•	General Market Risk: The risk that security market values may fluctuate, sometimes rapidly and unpredictably.

•	Management Risk: The risk that the Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•
Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Value Style Investing Risk: The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

•
New Fund Risk:  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance

When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.rothschild.com/raminc/usfunds or by calling the Fund toll-free at (844) RAM-FUND (1-844-726-3863).

Table of Contents - Prospectus

Investment Adviser

Rothschild Asset Management Inc.

Portfolio Managers

Chris R. Kaufman, Managing Director, Portfolio Manager of the Fund since inception 2014
Paul Roukis, CFA, Managing Director, Portfolio Manager of the Fund since inception 2014
Luis Ferreira, CFA, Managing Director, Portfolio Manager of the Fund since inception 2014
Anthea Mikstay, Managing Director, Portfolio Manager of the Fund since inception 2014
Mark K. Tavel, Managing Director, Portfolio Manager of the Fund since inception 2014

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Rothschild Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone toll-free at (844) RAM-FUND (1-844-726-3863), or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments
	To Open A New Account	To Add to An Existing Account
Institutional Class	$100,000	$500
Investor Class
Regular Accounts	$2,500	$100
Automatic Investment Plan	$2,500	$50
Retirement, Tax-Deferred and UGMA/UTMA Accounts	$2,500	$50

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Rothschild U.S. Small/Mid-Cap Core Fund

Investment Objective

The Rothschild U.S. Small/Mid-Cap Core Fund’s (the “U.S. Small/Mid-Cap Core Fund” or the “Fund”) objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional	Investor
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses (includes 0.10% shareholder servicing fee for Investor Class shares)(1)	0.74%	0.84%
Total Annual Fund Operating Expenses	1.59%	1.94%
Less: Expense Waiver/Reimbursement(2)	-0.59%	-0.59%
Net Annual Fund Operating Expenses	1.00%	1.35%

(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)
Rothschild Asset Management Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.00% and 1.35% of the average daily net assets of the Institutional Class shares and Investor Class shares, respectively (the “Expense Caps”), indefinitely, but at least through December 31, 2018. The Expense Caps may be changed or eliminated at any time by the Fund’s Board of Trustees (the “Board”) upon 60 days’ notice to the Adviser, or by the Adviser with the consent of the Board.  To the extent that the Adviser waives its fees and/or absorbs expenses to satisfy the Expense Caps, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in each year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional	1 Year: $102	3 Years: $318

Investor	1 Year: $137	3 Years: $428

Table of Contents - Prospectus

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. As the Fund is new, it does not have portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

In normal market conditions, the U.S. Small/Mid-Cap Core Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of small and medium capitalization U.S. companies. The Fund defines small and medium capitalization companies as companies whose market capitalizations fall within the range of the Russell 2500TM Index at the time of purchase. As of June 30, 2014, the market capitalization range of the Russell 2500TM Index was $143 million to $9.9 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2500TM Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

Principal Investment Risks

There is the risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

•	General Market Risk: The risk that security market values may fluctuate, sometimes rapidly and unpredictably.

•	Management Risk: The risk that the Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•	Small and Medium Company Risk: Investing in securities of small- and medium-sized companies may involve greater volatility than investing in larger and more established companies.

•
New Fund Risk:  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance

When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.rothschild.com/raminc/usfunds or by calling the Fund toll-free at (844) RAM-FUND (1-844-726-3863).

Investment Adviser

Rothschild Asset Management Inc.

Portfolio Managers

R. Daniel Oshinskie, CFA, Chief Investment Officer, Lead Portfolio Manager of the Fund since inception 2014
Joseph Bellantoni, CFA, Managing Director, Portfolio Manager of the Fund since inception 2014
Tina Jones, CFA, Managing Director, Portfolio Manager of the Fund since inception 2014
Douglas J. Levine, CFA, Managing Director, Portfolio Manager of the Fund since inception 2014

Table of Contents - Prospectus

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Rothschild Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone toll-free at (844) RAM-FUND (1-844-726-3863), or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments
	To Open A New Account	To Add to An Existing Account
Institutional Class	$100,000	$500
Investor Class
Regular Accounts	$2,500	$100
Automatic Investment Plan	$2,500	$50
Retirement, Tax-Deferred and UGMA/UTMA Accounts	$2,500	$50

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Rothschild U.S. Small-Cap Core Fund

Investment Objective

The Rothschild U.S. Small-Cap Core Fund’s (the “U.S. Small-Cap Core Fund” or the “Fund”) objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional	Investor
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses (includes 0.10% shareholder servicing fee for Investor Class shares)(1)	0.73%	0.83%
Total Annual Fund Operating Expenses	1.58%	1.93%
Less: Expense Waiver/Reimbursement(2)	-0.58%	-0.58%
Net Annual Fund Operating Expenses	1.00%	1.35%

(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)
Rothschild Asset Management Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.00% and 1.35% of the average daily net assets of the Institutional Class shares and Investor Class shares, respectively (the “Expense Caps”), indefinitely, but at least through December 31, 2018. The Expense Caps may be changed or eliminated at any time by the Fund’s Board of Trustees (the “Board”) upon 60 days’ notice to the Adviser, or by the Adviser with the consent of the Board.  To the extent that the Adviser waives its fees and/or absorbs expenses to satisfy the Expense Caps, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in each year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional	1 Year: $102	3 Years: $318

Investor	1 Year: $137	3 Years: $438

Table of Contents - Prospectus

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. As the Fund is new, it does not have portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

In normal market conditions, the U.S. Small Cap Core Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000® Index at the time of purchase. As of June 30, 2014, the market capitalization range of the Russell 2000® Index was $143 million to $4.5 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

Principal Investment Risks

There is the risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

•	General Market Risk: The risk that security market values may fluctuate, sometimes rapidly and unpredictably.

•	Management Risk: The risk that the Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•	Small Company Risk: Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies.

•
New Fund Risk:  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance

When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.rothschild.com/raminc/usfunds or by calling the Fund toll-free at (844) RAM-FUND (1-844-726-3863).

Investment Adviser

Rothschild Asset Management Inc.

Portfolio Managers

Joseph Bellantoni, CFA, Managing Director, Lead Portfolio Manager of the Fund since inception 2014
Tina Jones, CFA, Managing Director, Portfolio Manager of the Fund since inception 2014
Douglas J. Levine, CFA, Managing Director, Portfolio Manager of the Fund since inception 2014
R. Daniel Oshinskie, CFA, Chief Investment Officer, Portfolio Manager of the Fund since inception 2014

Table of Contents - Prospectus

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Rothschild Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone toll-free at (844) RAM-FUND (1-844-726-3863), or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments
	To Open A New Account	To Add to An Existing Account
Institutional Class	$100,000	$500
Investor Class
Regular Accounts	$2,500	$100
Automatic Investment Plan	$2,500	$50
Retirement, Tax-Deferred and UGMA/UTMA Accounts	$2,500	$50

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

Rothschild U.S. Small-Cap Value Fund

Investment Objective

The Rothschild U.S. Small-Cap Value Fund’s (the “U.S. Small-Cap Value Fund” or the “Fund”) objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional	Investor
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses (includes 0.10% shareholder servicing fee for Investor Class shares)(1)	6.05%	6.15%
Total Annual Fund Operating Expenses	6.90%	7.25%
Less: Expense Waiver/Reimbursement(2)	-5.90%	-5.90%
Net Annual Fund Operating Expenses	1.00%	1.35%

(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)
Rothschild Asset Management Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.00% and 1.35% of the average daily net assets of the Institutional Class shares and Investor Class shares, respectively (the “Expense Caps”), indefinitely, but at least through December 31, 2018. The Expense Caps may be changed or eliminated at any time by the Fund’s Board of Trustees (the “Board”) upon 60 days’ notice to the Adviser, or by the Adviser with the consent of the Board.  To the extent that the Adviser waives its fees and/or absorbs expenses to satisfy the Expense Caps, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in each year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional	1 Year: $102	3 Years: $318

Investor	1 Year: $137	3 Years: $428

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. As the Fund is new, it does not have portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

In normal market conditions, the U.S. Small-Cap Value Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000® Value Index at the time of purchase. The Fund defines value companies as companies in or similar to companies in the Russell 2000® Value Index.  As of June 30, 2014, the market capitalization range of the Russell 2000® Value Index was $156 million to $4.4 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Value Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

Principal Investment Risks

There is the risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

•	General Market Risk: The risk that security market values may fluctuate, sometimes rapidly and unpredictably.

•	Management Risk: The risk that the Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•	Small Company Risk: Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies.

•	Value Style Investing Risk: The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

•
New Fund Risk:  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance

When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.rothschild.com/raminc/usfunds or by calling the Fund toll-free at (844) RAM-FUND (1-844-726-3863).

Investment Adviser

Rothschild Asset Management Inc.

Portfolio Managers

Tina Jones, CFA, Managing Director, Lead Portfolio Manager of the Fund since inception 2014
Joseph Bellantoni, CFA, Managing Director, Portfolio Manager of the Fund since inception 2014
Douglas J. Levine, CFA, Managing Director, Portfolio Manager of the Fund since inception 2014
R. Daniel Oshinskie, CFA, Chief Investment Officer, Portfolio Manager of the Fund since inception 2014

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Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Rothschild Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone toll-free at (844) RAM-FUND (1-844-726-3863), or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments
	To Open A New Account	To Add to An Existing Account
Institutional Class	$100,000	$500
Investor Class
Regular Accounts	$2,500	$100
Automatic Investment Plan	$2,500	$50
Retirement, Tax-Deferred and UGMA/UTMA Accounts	$2,500	$50

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Rothschild U.S. Small-Cap Growth Fund

Investment Objective

The Rothschild U.S. Small-Cap Growth Fund’s (the “U.S. Small-Cap Growth Fund” or the “Fund”) objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional	Investor
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses (includes 0.10% shareholder servicing fee for Investor Class shares)(1)	6.05%	6.15%
Total Annual Fund Operating Expenses	6.90%	7.25%
Less: Expense Waiver/Reimbursement(2)	-6.00%	-6.00%
Net Annual Fund Operating Expenses	0.90%	1.25%

(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)
Rothschild Asset Management Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.90% and 1.25% of the average daily net assets of the Institutional Class shares and Investor Class shares, respectively (the “Expense Caps”), indefinitely, but at least through December 31, 2018. The Expense Caps may be changed or eliminated at any time by the Fund’s Board of Trustees (the “Board”) upon 60 days’ notice to the Adviser, or by the Adviser with the consent of the Board.  To the extent that the Adviser waives its fees and/or absorbs expenses to satisfy the Expense Caps, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Caps.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in each year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional	1 Year: $92	3 Years: $287

Investor	1 Year: $127	3 Years: $397

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. As the Fund is new, it does not have portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

In normal market conditions, the U.S. Small-Cap Growth Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000® Growth Index at the time of purchase. The Fund defines growth companies as companies in or similar to companies in the Russell 2000® Growth Index. As of June 30, 2014, the market capitalization range of the Russell 2000® Growth Index was $143 million to $4.5 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Growth Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

Principal Investment Risks

There is the risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

•	General Market Risk: The risk that security market values may fluctuate, sometimes rapidly and unpredictably.

•	Management Risk: The risk that the Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•	Small Company Risk: Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies.

•	Growth Style Investing Risk: Growth stocks may be more volatile than other types of stocks and may perform differently from the market as a whole.

•
New Fund Risk:  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance

When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.rothschild.com/raminc/usfunds or by calling the Fund toll-free at (844) RAM-FUND (1-844-726-3863).

Investment Adviser

Rothschild Asset Management Inc.

Portfolio Managers

Douglas J. Levine, CFA, Managing Director, Lead Portfolio Manager of the Fund since inception 2014
Joseph Bellantoni, CFA, Managing Director, Portfolio Manager of the Fund since inception 2014
Tina Jones, CFA, Managing Director, Portfolio Manager of the Fund since inception 2014
R. Daniel Oshinskie, CFA, Chief Investment Officer, Portfolio Manager of the Fund since inception 2014

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Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Rothschild Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone toll-free at (844) RAM-FUND (1-844-726-3863), or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments
	To Open A New Account	To Add to An Existing Account
Institutional Class	$100,000	$500
Investor Class
Regular Accounts	$2,500	$100
Automatic Investment Plan	$2,500	$50
Retirement, Tax-Deferred and UGMA/UTMA Accounts	$2,500	$50

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT STRATEGIES AND RISKS

The investment objectives described in the Summary Section and the investment strategies described in the Summary Section and below are non-fundamental, which means that they may be changed without shareholder approval upon 60 days’ written notice to shareholders. There is no assurance that each Fund will achieve its investment objectives. Rothschild Asset Management Inc. is the investment adviser to the Funds.

Principal Investment Strategies

The Funds’ investment team follows a bottom-up approach to investing and analyzes a variety of quantitative and fundamental inputs in making our stock decisions. The Funds’ investment team evaluates factors, which may include but are not limited to: cash flow, sales, earnings before interest, tax, depreciation and amortization (“EBITDA”) which is a measure of a company’s operating performance and used as an approximation of a company’s cash flow, or book value valuation; sales and profitability trends; capital allocation; and stock price momentum. The Funds seek to build portfolios which are well diversified, both in number of securities, and by economic sector.

U.S. Large-Cap Core Fund

The investment objective of the Fund is to seek long-term capital appreciation.

In normal market conditions, the U.S. Large-Cap Core Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization U.S. companies. The Fund defines a large-cap company as one whose market capitalization falls within the range of the Russell 1000® Index at the time of purchase. As of June 30, 2014, the market capitalization range of the Russell 1000® Index was $1.6 billion to $560.3 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 1000® Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes. The Fund is actively managed and securities may be traded frequently which may lead to high portfolio turnover.

The Fund invests in securities which the portfolio management team believes are attractively valued with the potential to exceed investor expectations. The Fund’s investment team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build portfolios which are well diversified by stock and by economic sector. The Fund may sell securities which no longer meet the investment criteria of the portfolio management team.

U.S. Large-Cap Value Fund

The investment objective of the Fund is to seek long-term capital appreciation.

In normal market conditions, the U.S. Large-Cap Value Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization U.S. companies. The Fund defines a large-cap company as one whose market capitalization falls within the range of the Russell 1000® Value Index at the time of purchase, and invest primarily in equity securities of large-cap value companies as defined by the Russell 1000® Value Index. As of June 30, 2014, the market capitalization range of the Russell 1000® Value Index was $1.6 billion to $432.4 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 1000® Value Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes. The Fund is actively managed and securities may be traded frequently which may lead to high portfolio turnover.

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The Fund invests in securities which the portfolio management team believes are attractively valued with the potential to exceed investor expectations. The Fund’s investment team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build portfolios which are well diversified by stock and by economic sector. The Fund will sell securities which no longer meet the investment criteria of the portfolio management team.

U.S. Small/Mid-Cap Core Fund

The investment objective of the Fund is to seek long-term capital appreciation.

In normal market conditions, the U.S. Small/Mid-Cap Core Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of small and medium capitalization U.S. companies. The Fund defines small and medium capitalization companies as companies whose market capitalizations fall within the range of the Russell 2500TM Index at the time of purchase. As of June 30, 2014, the market capitalization range of the Russell 2500TM Index was $143 million to $9.9 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2500TM Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities which the portfolio management team believes are attractively valued with the potential to exceed investor expectations. The Fund’s investment team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build portfolios which are well diversified by stock and by economic sector. The Fund may sell securities which no longer meet the investment criteria of the portfolio management team.

U.S. Small-Cap Core Fund

The investment objective of the Fund is to seek long-term capital appreciation.

In normal market conditions, the U.S. Small Cap Core Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000® Index at the time of purchase. As of June 30, 2014, the market capitalization range of the Russell 2000® Index was $143 million to $4.5 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities which the portfolio management team believes are attractively valued with the potential to exceed investor expectations. The Fund’s investment team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build portfolios which are well diversified by stock and by economic sector. The Fund may sell securities which no longer meet the investment criteria of the portfolio management team.

U.S. Small-Cap Value Fund

The investment objective of the Fund is to seek long-term capital appreciation.

In normal market conditions, the U.S. Small-Cap Value Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000® Value Index at the time of purchase. The Fund defines value companies as companies in or similar to companies in the Russell 2000® Value Index. As of June 30, 2014, the market capitalization range of the Russell 2000® Value Index was $156 million to $4.4 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Value Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities which the portfolio management team believes are attractively valued with the potential to exceed investor expectations. The Fund’s investment team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build portfolios which are well diversified by stock and by economic sector. The Fund may sell securities which no longer meet the investment criteria of the portfolio management team.

U.S. Small-Cap Growth Fund

The investment objective of the Fund is to seek long-term capital appreciation.

In normal market conditions, the U.S. Small-Cap Growth Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000® Growth Index at the time of purchase. The Fund defines growth companies as companies in or similar to companies in the Russell 2000® Growth Index. As of June 30, 2014, the market capitalization range of the Russell 2000® Growth Index was $143 million to $4.5 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Growth Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

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The Fund invests in securities which the portfolio management team believes are attractively valued with the potential to exceed investor expectations. The Fund’s investment team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build portfolios which are well diversified by stock and by economic sector. The Fund may sell securities which no longer meet the investment criteria of the portfolio management team.

Temporary or Cash Investments. Under normal market conditions, the Funds will invest according to their principal investment strategies as noted above. However, each Fund may temporarily depart from its principal investment strategy and make short-term investments in cash, cash equivalents, short-term debt securities, exchange-traded funds (“ETFs”) and money market instruments in response to adverse market, economic or political conditions. As a result, to the extent a Fund makes such “defensive investments,” it may not achieve its investment objective. For longer periods of time, a Fund may hold a substantial cash position. If the market advances during periods when a Fund is holding a large cash position, the Fund may not realize as significant a gain as it would otherwise have, had it been more fully invested. To the extent a Fund invests in a money market fund for its cash position, there will be some duplication of expenses because that Fund will bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Principal Investment Risks

The principal risks that may adversely affect a Fund’s net asset value (“NAV”) or total return have previously been summarized under each Fund’s “Summary Section.” These risks are discussed in more detail below.

General Market Risk. (All Funds) The Funds are subject to general market risk. General market risk is the risk that security market values may fluctuate; sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than its worth at an earlier time. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Growth-Style Investing Risk. (U.S. Small-Cap Growth Fund) Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

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Management Risk. (All Funds) Management risk describes a Fund’s ability to meet its investment objective based on the Adviser’s success or failure at implementing the investment strategies of the Funds. The value of your investment is subject to the effectiveness of the Adviser’s research, analysis and selection of portfolio securities, in addition to asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

New Fund Risk. (All Funds) The Funds are new with no operating history. There can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Funds. The Board can liquidate the Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Large Company Risk. (U.S. Large-Cap Core Fund and U.S. Large-Cap Value Fund) Stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful, smaller companies, especially during extended periods of economic expansion.

Small and Medium Company Risk. (U.S. Small/Mid-Cap Core Fund, U.S. Small-Cap Core Fund, U.S. Small-Cap Growth Fund and U.S. Small-Cap Value Fund) A Fund may wish to take advantage of attractive investment opportunities of start-up companies or companies with small and medium size market capitalization. Investing in securities of small- and medium-sized companies may involve greater volatility than investing in larger, more established companies because small and medium-sized companies may be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their managements may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile.

Portfolio Turnover Risk. (U.S. Large-Cap Core Fund and U.S. Large-Cap Value Fund) A higher portfolio turnover may enhance returns by capturing and holding portfolio gains. However, it also may result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional dividends and capital gains for tax purposes. These factors may negatively affect a Fund’s performance. A Fund’s portfolio turnover may exceed 100%.

Value Style Investing Risk. (U.S. Large-Cap Value Fund and U.S. Small-Cap Value Fund) A Fund’s investments in value stocks may react differently to issuer, political, market, and economic developments than the general market and investments in other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks may continue to be inexpensive for long periods of time and may not ever realize their full value. Also, if the market does not consider a stock to be undervalued, then the value of the stock may decline even if stock prices are generally rising.

PORTFOLIO HOLDINGS INFORMATION

A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) and on the Funds’ website at www.rothschild.com/raminc/usfunds.

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MANAGEMENT

Investment Adviser

Rothschild Asset Management Inc. is the investment adviser to the Funds and has provided investment advisory services to individual and institutional accounts since 1962. As of September 30, 2014, the Adviser had combined assets under management of approximately $5 billion.

The Adviser is located at 1251 Avenue of the Americas, New York, New York 10020. The Adviser provides the Funds with advice on buying and selling securities. The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds. For its services, each Fund pays the Adviser an annual management fee payable monthly that is calculated based on its average daily net assets. The Adviser is entitled to receive management fees from each Fund as indicated below.

Fund	Management Fee
U.S. Large-Cap Core Fund	0.55%
U.S. Large-Cap Value Fund	0.55%
U.S. Small/Mid-Cap Core Fund	0.85%
U.S. Small-Cap Core Fund	0.85%
U.S. Small-Cap Value Fund	0.85%
U.S. Small-Cap Growth Fund	0.85%

A discussion regarding the basis for the Board’s approval of each Fund’s investment advisory agreement with the Adviser will available in the Funds’ Semi-Annual Report to shareholders for the period ending June 30, 2015.

Portfolio Managers

An investment team is responsible for the day-to-day management of each Fund as indicated below. Decisions regarding each Fund’s investments are made by majority agreement of the members of the investment team. The SAI provides additional information on the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Funds.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Mark K. Tavel, Managing Director	U.S. Large-Cap Core Fund U.S. Large-Cap Value Fund Since inception, 2014
Mark is a member of Rothschild’s U.S. Large-Cap team and serves as a co-portfolio manager for the U.S. Large-Cap Core strategy. He is also a member of the firm’s Management Committee and Investment Committee. Mark has been with Rothschild Asset Management since 1988 and in the industry since 1968. Mr. Tavel earned a BA from Harvard University and an MBA from Columbia University.

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Chris R. Kaufman, Managing Director	U.S. Large-Cap Core Fund U.S. Large-Cap Value Fund Since inception, 2014
Chris is a member of Rothschild’s U.S. Large-Cap team and serves as a co-portfolio manager for the U.S. Large-Cap Value strategy. He is also a member of the firm’s Investment Committee. Chris has been with Rothschild Asset Management since 2004 and in the industry since 1985. Mr. Kaufman earned a BA from Hunter College and an MBA from Columbia University.

Anthea Mikstay, Managing Director	U.S. Large-Cap Core Fund U.S. Large-Cap Value Fund Since inception, 2014
Anthea is a member of Rothschild’s U.S. Large-Cap team and serves as a co-portfolio manager on the firm’s U.S. Large-Cap Core strategy. Anthea joined Rothschild Asset Management in 1997 as an analyst and became a portfolio manager in 2000. She has been in the industry since 1995. Ms. Mikstay earned a BA from SUNY Buffalo.

Luis Ferreira, CFA, Managing Director	U.S. Large-Cap Core Fund U.S. Large-Cap Value Fund Since inception, 2014
Luis is a member of Rothschild’s U.S. Large-Cap team and serves as a co-portfolio manager on the firm’s U.S. Large-Cap Core strategy. He is also a member of the firm’s Investment and Quantitative Committees. Luis has been with Rothschild Asset Management since 2006 and in the industry since 1993. Mr. Ferreira earned a BS from the Universidad de Los Andes and an MBA from the Olin Graduate School of Business at Babson College.

Paul Roukis, CFA, Managing Director	U.S. Large-Cap Core Fund U.S. Large-Cap Value Fund Since inception, 2014
Paul is a member of Rothschild’s U.S. Large-Cap team and serves as a co-portfolio manager on the firm’s U.S. Large-Cap Value strategy. He is also a member of the firm’s Quantitative Committee. Paul has been with Rothschild Asset Management since 2005 and in the industry since 1992. Mr. Roukis earned a BBA from Hofstra University.

R. Daniel Oshinskie, CFA, Chief Investment Officer	U.S. Small/Mid-Cap Core Fund U.S. Small-Cap Core Fund U.S. Small-Cap Value Fund U.S. Small-Cap Growth Fund Since inception, 2014
Dan is Co-Head of Rothschild Asset Management, the U.S. asset management business of the Rothschild Group. Dan is a member of the firm’s Management, Investment and Quantitative Committees as well.
Dan is also a member of Rothschild’s U.S. Small- and Small/Mid-Cap team. In addition, he serves as the lead portfolio manager for the U.S. Small/Mid-Cap Core strategy and is the firm’s Chief Investment Officer. Dan has been with Rothschild Asset Management since 2001 and began working in the industry in 1986. Mr. Oshinskie earned a BS from Virginia Commonwealth University and an MBA from Rutgers University.

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Joseph Bellantoni, CFA, Managing Director	U.S. Small/Mid-Cap Core Fund U.S. Small-Cap Core Fund U.S. Small-Cap Value Fund U.S. Small-Cap Growth Fund Since inception, 2014
Joe is a member of Rothschild’s U.S. Small- and Small/Mid-Cap team and serves as the lead portfolio manager for the U.S. Small-Cap Core strategy and is the chair of the firm’s Corporate Governance Committee. Joe has been with Rothschild Asset Management since 1997. Mr. Bellantoni earned a BS and MBA from Fordham University.

Tina Jones, CFA, Managing Director	U.S. Small/Mid-Cap Core Fund U.S. Small-Cap Core Fund U.S. Small-Cap Value Fund U.S. Small-Cap Growth Fund Since inception, 2014
Tina is a member of Rothschild’s U.S. Small- and Small/Mid-Cap team serves as the lead portfolio manager for the U.S. Small-Cap Value strategy and is the chair of the firm’s Quantitative Committee. She is also a member of the firm’s Investment Committee. Tina joined both the industry and Rothschild Asset Management in 1995 as an analyst and became a portfolio manager in 1998. Ms. Jones earned a BA from the University of Pennsylvania.

Douglas J. Levine, CFA, Managing Director	U.S. Small/Mid-Cap Core Fund U.S. Small-Cap Core Fund U.S. Small-Cap Value Fund U.S. Small-Cap Growth Fund Since inception, 2014
Doug is a member of Rothschild’s U.S. Small- and Small/Mid-Cap team and serves as the lead portfolio manager for the U.S. Small-Cap Growth strategy. Doug has been with Rothschild Asset Management since 2007 and in the industry since 1996. Mr. Levine earned a BS from Penn State University and became a CPA in 1998.

SIMILARLY MANAGED ACCOUNT PERFORMANCE

Rothschild U.S. Large-Cap Core Composite

The performance information shown below represents the Rothschild U.S. Large-Cap Core (“LCC”) Composite, a composite which consists of all discretionary, fee-paying, tax-exempt accounts with no client restrictions on trading or stock selection using the Rothschild U.S. Large-Cap Core strategy, a minimum of $2 million in total market value (market fluctuations will not cause removal), and a benchmark of the S&P 500® Index. The LCC Composite was created on January 1, 1990 and has substantially similar investment objective, policies and strategies as the U.S. Large-Cap Core Fund.  Any differences disclosed between the way the Fund is managed compared to the way the LCC Composite is managed are immaterial and do not have a material effect on the performance. Results for the full historical period are time-weighted, based on daily cash flow application. The LCC Composite is asset-weighted, using beginning-of-month market value.

The composite performance is provided to illustrate the past performance of the composite of Rothschild’s similarly managed accounts as measured against a broad based market index, and does not represent the historical performance of the U.S. Large-Cap Core Fund. You should not consider this performance data to be an indication of future performance of the U.S. Large-Cap Core Fund.

All returns are presented after the deduction of investment advisory fees, brokerage commissions and execution costs paid by the separate account portfolios of Rothschild without provision for federal or state income taxes. The LCC Composite below does not reflect any custody fee charges, sales loads or placement fees; as such fees are not assessed on these accounts.

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The discretionary accounts for which results are reported are not registered mutual funds and generally were not subject to the same types of expenses as the U.S. Large-Cap Core Fund or to the diversification requirements, specific tax restrictions and investment limitations imposed on the U.S. Large-Cap Core Fund by the 1940 Act, or the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the LCC Composite.

Consequently, the performance results for the managed accounts could have been adversely affected if the managed accounts had been regulated as investment companies. In addition, the operating expenses incurred by the managed accounts were lower than the operating expenses of the U.S. Large-Cap Core Fund, and, accordingly, the performance results of the LCC Composite shown below are greater than what the U.S. Large-Cap Core Fund’s performance would have been.

The performance results have been time-weighted and dollar-weighted and prepared in accordance with GIPS. The performance calculation methods used for separate account composites are different from the SEC performance standards applied to investment companies. Investors should also be aware that the use of a methodology different from that used above to calculate performance of the U.S. Large-Cap Core Fund could result in different performance data.

The performance data below is for the Rothschild U.S. Large-Cap Core Composite and is not the performance results of the Rothschild U.S. Large-Cap Core Fund.

Average Annual Total Returns for the Periods Ended December 31, 201 4 (1) (Net of all actual fees and expenses)
Period	LCC Composite	S&P 500® Index(2)
1-Year	12.74%	13.69%
3-Year	20.26%	20.41%
5-Year	15.69%	15.45%
10-Year	8.69%	7.67%
Since Inception (January 1, 1990)	10.93%	9.63%
(1)
As of December 31, 2014, the Large-Cap Core Composite was comprised of 20 accounts approximating $1,087 million in assets of the Adviser’s $5.2 billion in assets under management (i.e., 21% of the Adviser’s assets under management). The Large-Cap Core Composite consists of all accounts, other than the Fund, that are managed by the Adviser in a substantially similar manner to that of the U.S. Large-Cap Core Fund except for five accounts ($9 million) that have client restrictions or low market values, one commingled fund ($32 million), eight wrap-fee platforms ($603 million) and one UCITS fund ($141 million). Exclusion of these accounts does not materially change the performance numbers shown.

(2)
The S&P 500® Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies and includes reinvestment of dividends. You cannot invest directly in an index.

Rothschild U.S. Large-Cap Value Composite

The performance information shown below represents the Rothschild U.S. Large-Cap Value (“LCV”) Composite consists of all discretionary, fee-paying, tax-exempt accounts with no client restrictions on trading or stock selection using the Rothschild U.S. Large-Cap Value strategy, a minimum of $2 million in total market value (market fluctuations will not cause removal), and a benchmark of the Russell 1000® Value Index. The LCV Composite was created on October 1, 2000 and has substantially similar investment objective, policies and strategies as the U.S. Large-Cap Value Fund.  Any differences disclosed between the way the Fund is managed compared to the way the LCV Composite is managed are immaterial and do not have a material effect on the performance. Results for the full historical period are time-weighted, based on daily cash flow application. The LCV Composite is asset-weighted, using beginning-of-month market value.

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The composite performance is provided to illustrate the past performance of the composite of Rothschild’s similarly managed accounts as measured against a broad based market index, and does not represent the historical performance of the U.S. Large-Cap Value Fund. You should not consider this performance data to be an indication of future performance of the U.S. Large-Cap Value Fund.

All returns are presented after the deduction of investment advisory fees, brokerage commissions and execution costs paid by the separate account portfolios of Rothschild without provision for federal or state income taxes. The LCV Composite below does not reflect any custody fee charges, sales loads or placement fees; as such fees are not assessed on these accounts.

The discretionary accounts for which results are reported are not registered mutual funds and generally were not subject to the same types of expenses as the U.S. Large-Cap Value Fund or to the diversification requirements, specific tax restrictions and investment limitations imposed on the U.S. Large-Cap Value Fund by the 1940 Act, or the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the LCV Composite.

Consequently, the performance results for the managed accounts could have been adversely affected if the managed accounts had been regulated as investment companies. In addition, the operating expenses incurred by the managed accounts were lower than the operating expenses of the U.S. Large-Cap Value Fund, and, accordingly, the performance results of the LCV Composite shown below are greater than what the U.S. Large-Cap Value Fund’s performance would have been.

The performance results have been time-weighted and dollar-weighted and prepared in accordance with GIPS. The performance calculation methods used for separate account composites are different from the SEC performance standards applied to investment companies. Investors should also be aware that the use of a methodology different from that used above to calculate performance of the U.S. Large-Cap Value Fund could result in different performance data.

The performance data below is for the Rothschild U.S. Large-Cap Value Composite and is not the performance results of the Rothschild U.S. Large-Cap Value Fund.

Average Annual Total Returns for the Periods Ended December 31, 2014 (1) (Net of all actual fees and expenses)
Period	LCV Composite	Russell 1000® Value Index(2)
1-Year	13.75%	13.45%
3-Year	22.69%	20.89%
5-Year	15.61%	15.42%
10-Year	9.04%	7.30%
Since Inception (October 1, 2000)	8.06%	6.73%
(1)
As of December 31, 2014, the Large-Cap Value Composite was comprised of 19 accounts approximating $310 million in assets of the Adviser’s $5.2 billion in assets under management (i.e., 6% of the Adviser’s assets under management). The Large-Cap Value Composite consists of all accounts, other than the Fund, that are managed by the Adviser in a substantially similar manner to that of the U.S. Large-Cap Value Fund except for one commingled fund ($18 million), four accounts ($52 million) with client restrictions or low market values, and five wrap-fee platforms ($500 million). Exclusion of these accounts does not materially change the performance numbers shown.

(2)
The Russell 1000® Value Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies and includes reinvestment of dividends. You cannot invest directly in an index.

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Rothschild U.S. Small/Mid-Cap Core Composite

The performance information shown below represents the Rothschild U.S. Small/Mid-Cap Core (“SMID”) Composite consists of all discretionary, fee-paying, tax-exempt accounts with no client restrictions on trading or stock selection using the Rothschild U.S. Small/Mid-Cap strategy with a benchmark of the Russell 2500® Index. The SMID Composite was created on January 1, 1997 and has substantially similar investment objective, policies and strategies as the U.S. Small/Mid-Cap Core Fund.  Any differences disclosed between the way the Fund is managed compared to the way the SMID Composite is managed are immaterial and do not have a material effect on the performance. Results for the full historical period are time-weighted, based on daily cash flow application. The SMID Composite is asset-weighted, using beginning-of-month market value.

The composite performance is provided to illustrate the past performance of the composite of Rothschild’s similarly managed accounts as measured against a broad based market index, and does not represent the historical performance of the U.S. Small/Mid-Cap Core Fund. You should not consider this performance data to be an indication of future performance of the U.S. Small/Mid-Cap Core Fund.

All returns are presented after the deduction of investment advisory fees, brokerage commissions and execution costs paid by the separate account portfolios of Rothschild without provision for federal or state income taxes. The SMID Composite below does not reflect any custody fee charges, sales loads or placement fees; as such fees are not assessed on these accounts.

The discretionary accounts for which results are reported are not registered mutual funds and generally were not subject to the same types of expenses as the U.S. Small/Mid-Cap Core Fund or to the diversification requirements, specific tax restrictions and investment limitations imposed on the U.S. Small/Mid-Cap Core Fund by the 1940 Act, or the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the SMID Composite.

Consequently, the performance results for the managed accounts could have been adversely affected if the managed accounts had been regulated as investment companies. In addition, the operating expenses incurred by the managed accounts were lower than the operating expenses of the U.S. Small/Mid-Cap Core Fund, and, accordingly, the performance results of the SMID Composite shown below are greater than what the U.S. Small/Mid-Cap Core Fund’s performance would have been.

The performance results have been time-weighted and dollar-weighted and prepared in accordance with GIPS. The performance calculation methods used for separate account composites are different from the SEC performance standards applied to investment companies. Investors should also be aware that the use of a methodology different from that used above to calculate performance of the U.S. Small/Mid-Cap Core Fund could result in different performance data.

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The performance data below is for the Rothschild U.S. Small/Mid-Cap Core Composite and is not the performance results of the Rothschild U.S. Small/Mid-Cap Core Fund.

Average Annual Total Returns for the Periods Ended December 31, 2014 (1) (Net of all actual fees and expenses)
Period	SMID Composite	Russell 2500® Index(2)
1-Year	9.43%	7.07%
3-Year	19.96%	19.97%
5-Year	17.58%	16.36%
10-Year	8.83%	8.72%
Since Inception (January 1, 1997)	11.56%	9.75%
(1)
As of December 31, 2014, the Small/Mid-Cap Core Composite was comprised of 12 accounts approximating $480 million in assets of the Adviser’s $5.2 billion in assets under management (i.e., 12% of the Adviser’s assets under management). The Small/Mid-Cap Core Composite consists of all accounts, other than the Fund, that are managed by the Adviser in a substantially similar manner to that of the U.S. Small/Mid-Cap Core Fund except for one account ($14 million) with client restrictions, one commingled fund ($281 million) and one CIT Fund ($247 million). Exclusion of these accounts does not materially change the performance numbers shown.

(2)
The Russell 2500® Index is an unmanaged index generally representative of the market for the stocks of small- and medium-sized U.S. companies and includes reinvestment of dividends. You cannot invest directly in an index.

Rothschild U.S. Small-Cap Core Composite

The performance information shown below represents the Rothschild U.S. Small-Cap Core (“SCC”) Composite consists of all discretionary, fee-paying, tax-exempt accounts with no client restrictions on trading or stock selection using the Rothschild U.S. Small-Cap Core strategy, a minimum of $2 million in total market value (market fluctuations will not cause removal), and a benchmark of the Russell 2000® Index. The SCC Composite was created on January 1, 1991 and has substantially similar investment objective, policies and strategies as the U.S. Small-Cap Core Fund.  Any differences disclosed between the way the Fund is managed compared to the way the SCC Composite is managed are immaterial and do not have a material effect on the performance. Results for the full historical period are time-weighted, based on daily cash flow application. The SCC Composite is asset-weighted, using beginning-of-month market value.

The composite performance is provided to illustrate the past performance of the composite of Rothschild’s similarly managed accounts as measured against a broad based market index, and does not represent the historical performance of the U.S. Small-Cap Core Fund. You should not consider this performance data to be an indication of future performance of the U.S. Small-Cap Core Fund.

All returns are presented after the deduction of investment advisory fees, brokerage commissions and execution costs paid by the separate account portfolios of Rothschild without provision for federal or state income taxes. The SCC Composite below does not reflect any custody fee charges, sales loads or placement fees; as such fees are not assessed on these accounts.

The discretionary accounts for which results are reported are not registered mutual funds and generally were not subject to the same types of expenses as the U.S. Small-Cap Core Fund or to the diversification requirements, specific tax restrictions and investment limitations imposed on the U.S. Small-Cap Core Fund by the 1940 Act, or the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the SCC Composite.

Consequently, the performance results for the managed accounts could have been adversely affected if the managed accounts had been regulated as investment companies. In addition, the operating expenses incurred by the managed accounts were lower than the operating expenses of the U.S. Small-Cap Core Fund, and, accordingly, the performance results of the SCC Composite shown below are greater than what the U.S. Small-Cap Core Fund’s performance would have been.

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The performance results have been time-weighted and dollar-weighted and prepared in accordance with GIPS. The performance calculation methods used for separate account composites are different from the SEC performance standards applied to investment companies. Investors should also be aware that the use of a methodology different from that used above to calculate performance of the U.S. Small-Cap Core Fund could result in different performance data.

The performance data below is for the Rothschild U.S. Small-Cap Core Composite and is not the performance results of the Rothschild U.S. Small-Cap Core Fund.

Average Annual Total Returns for the Periods Ended December 31, 2014 (1) (Net of all actual fees and expenses)
Period	SCC Composite	Russell 2000® Index(2)
1-Year	9.61%	4.89%
3-Year	20.31%	19.21%
5-Year	18.06%	15.55%
10-Year	9.52%	7.77%
Since Inception (January 1, 1991)	14.81%	11.17%
(1)
As of December 31, 2014, the Small-Cap Core Composite was comprised of 9 accounts approximating $372 million in assets of the Adviser’s $5.2 billion in assets under management (i.e., 7% of the Adviser’s assets under management). The Small-Cap Core Composite consists of all accounts, other than the Fund, that are managed by the Adviser in a substantially similar manner to that of the U.S. Small-Cap Core Fund except for one commingled fund ($160 million). Exclusion of this account does not materially change the performance numbers shown.

(2)
The Russell 2500® Index is an unmanaged index generally representative of the market for the stocks of small- and medium-sized U.S. companies and includes reinvestment of dividends. You cannot invest directly in an index.

Rothschild U.S. Small-Cap Value Composite

The performance information shown below represents the Rothschild U.S. Small-Cap Value (“SCV”) Composite consists of all discretionary, fee-paying, tax-exempt accounts with no client restrictions on trading or stock selection using the Rothschild U.S. Small-Cap Value strategy, with a benchmark of the Russell 2000® Index. The SCV Composite was created on September 1, 1997 and has substantially similar investment objective, policies and strategies as the U.S. Small-Cap Value Fund.  Any differences disclosed between the way the Fund is managed compared to the way the SCV Composite is managed are immaterial and do not have a material effect on the performance. Results for the full historical period are time-weighted, based on daily cash flow application. The SCV Composite is asset-weighted, using beginning-of-month market value.

The composite performance is provided to illustrate the past performance of the composite of Rothschild’s similarly managed accounts as measured against a broad based market index, and does not represent the historical performance of the U.S. Small-Cap Value Fund. You should not consider this performance data to be an indication of future performance of the U.S. Small-Cap Value Fund.

All returns are presented after the deduction of investment advisory fees, brokerage commissions and execution costs paid by the separate account portfolios of Rothschild without provision for federal or state income taxes. The SCV Composite below does not reflect any custody fee charges, sales loads or placement fees; as such fees are not assessed on these accounts.

The discretionary accounts for which results are reported are not registered mutual funds and generally were not subject to the same types of expenses as the U.S. Small-Cap Value Fund or to the diversification requirements, specific tax restrictions and investment limitations imposed on the U.S. Small-Cap Value Fund by the 1940 Act, or the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the SCV Composite.

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Consequently, the performance results for the managed accounts could have been adversely affected if the managed accounts had been regulated as investment companies. In addition, the operating expenses incurred by the managed accounts were lower than the operating expenses of the U.S. Small-Cap Value Fund, and, accordingly, the performance results of the SCV Composite shown below are greater than what the U.S. Small-Cap Value Fund’s performance would have been.

The performance results have been time-weighted and dollar-weighted and prepared in accordance with GIPS. The performance calculation methods used for separate account composites are different from the SEC performance standards applied to investment companies. Investors should also be aware that the use of a methodology different from that used above to calculate performance of the U.S. Small-Cap Value Fund could result in different performance data.

The performance data below is for the Rothschild U.S. Small-Cap Value Composite and is not the performance results of the Rothschild U.S. Small-Cap Value Fund.

Average Annual Total Returns for the Periods Ended December 31, 2014 (1) (Net of all actual fees and expenses)
Period	SCV Composite	Russell 2000® Value Index(2)
1-Year	7.50%	4.22%
3-Year	18.85%	18.29%
5-Year	15.39%	14.26%
10-Year	8.17%	6.89%
Since Inception (September 1, 1997)	10.27%	8.79%
(1)
As of December 31, 2014, the Small-Cap Value Composite was comprised of 8 accounts approximating $388 million in assets of the Adviser’s $5.2 billion in assets under management (i.e., 8% of the Adviser’s assets under management). The Small-Cap Value Composite consists of all accounts, other than the Fund, that are managed in a substantially similar manner to that of the U.S. Small-Cap Value Fund except for two accounts ($12 million) with client restrictions. Exclusion of these accounts does not materially change the performance numbers shown.

(2)
The Russell 2000® Value Index is an unmanaged index generally representative of the market for the stocks of small-sized U.S. companies and includes reinvestment of dividends. You cannot invest directly in an index.

Rothschild U.S. Small-Cap Growth Composite

The performance information shown below represents the Rothschild U.S. Small-Cap Growth (“SCG”) Composite consists of one discretionary, tax-exempt account with no client restrictions on trading or stock selection using the Rothschild U.S. Small-Cap Growth strategy, with a benchmark of the Russell 2000® Growth Index. The SCG Composite was created on October 1, 2007, and funded with money from Rothschild Asset Management Inc. and has substantially similar investment objective, policies and strategies as the U.S. Small-Cap Growth Fund.  Any differences disclosed between the way the Fund is managed compared to the way the SCG Composite is managed are immaterial and do not have a material effect on the performance. This account, funded by Rothschild U.S., does not pay fees. Results for the full historical period are time-weighted, based on daily cash flow application. The SCG Composite is asset-weighted, using beginning-of-month market value.

The composite performance is provided to illustrate the past performance of the composite of Rothschild’s similarly managed account as measured against a broad based market index, and does not represent the historical performance of the U.S. Small-Cap Growth Fund. You should not consider this performance data to be an indication of future performance of the U.S. Small-Cap Growth Fund.

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The performance does not reflect the deduction of investment advisory fees actually charged to the account in the SCG Composite. Rather, the performance presented reflects the deduction of a model advisory fee.  The model advisory fee is 0.85% per annum, which fee is the same as that charged by the Fund, and higher than the actual fee charged to the SCG Composite.  The net of fee returns calculated for the composite were created by deducting the monthly amount of the model annual fee from actual gross returns of the client account in the composite.  Except for custody and trust-related costs, the performance reflects the deduction of all other advisory fees and expenses, including brokerage commissions and execution costs paid by the client account in the composite without provision for federal or state income taxes.  The SCG Composite below does not reflect any sales loads or placement fees, as such fees were not assessed on the account.

The discretionary account for which results are reported is not a registered mutual fund and generally was not subject to the same types of expenses as the U.S. Small-Cap Growth Fund or to the diversification requirements, specific tax restrictions and investment limitations imposed on the U.S. Small-Cap Growth Fund by the 1940 Act, or the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the SCG Composite.

Consequently, the performance results for the managed account could have been adversely affected if the managed account had been regulated as an investment company. In addition, the operating expenses incurred by the managed account were lower than the operating expenses of the U.S. Small-Cap Growth Fund, and, accordingly, the performance results of the SCG Composite shown below are greater than what the U.S. Small-Cap Growth Fund’s performance would have been.

The performance results have been time-weighted and dollar-weighted and prepared in accordance with GIPS. The performance calculation methods used for separate account composites are different from the SEC performance standards applied to investment companies. Investors should also be aware that the use of a methodology different from that used above to calculate performance of the U.S. Small-Cap Growth Fund could result in different performance data.

The performance data below is for the Rothschild U.S. Small-Cap Growth Composite and is not the performance results of the Rothschild U.S. Small-Cap Growth Fund.

Average Annual Total Returns for the Periods Ended December 31, 2014 (1)
Period	SCG Composite	Russell 2000® Growth Index(2)
1-Year	10.72%	5.60%
3-Year	20.45%	20.14%
5-Year	18.01%	16.80%
Since Inception (October 1, 2007)	9.33%	8.09%
(1)
As of December 31, 2014, the Small-Cap Growth Composite was comprised of 1 account approximating $2 million in assets of the Adviser’s $5.2 billion in assets under management (i.e., 0.03% of the Adviser’s assets under management). The Small-Cap Growth Composite consists of all accounts, other than the Fund, that are managed in a substantially similar manner to that of the U.S. Small-Cap Growth Fund except for one wrap-fee platform (<$1 million) with client restrictions. Exclusion of this account does not materially change the performance numbers shown.

(2)
The Russell 2000® Growth Index is an unmanaged index generally representative of the market for the stocks of small-sized U.S. companies and includes reinvestment of dividends. You cannot invest directly in an index.

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SHAREHOLDER INFORMATION

Description of Classes
The following table lists the key features of the Funds’ Investor Class and Institutional Class shares.

	Investor Class	Institutional Class
Minimum Initial Investment	$2,500	$100,000
Subsequent Minimum Investment	$100	$500
Automatic Investment Plans, Retirement, Tax-Deferred, UGMA/UTMA Accounts	$50	N/A
Waiver/Reduction of Investment Minimums	The Adviser may waive or reduce the initial or subsequent minimum investment amounts in certain circumstances.
Although not limited to the list below, the Adviser may waive or reduce the initial or subsequent minimum investment amounts in any of following circumstances:
• Retirement, defined benefit and pension plans with plan assets of at least $25 million;
• Bank or Trust companies investing for their own accounts or acting in a fiduciary or similar capacity;
• Institutional clients of the Adviser;
• Trustees and Officers of the Trust; and
• Employees of the Adviser and its affiliates and their immediate families (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and Uniform Gift or Transfer to Minors Act accounts naming qualifying persons).

Fees
• Redemption Fee of 1.00% if shares are redeemed less than 30 days from purchase (with some exceptions)

• Rule 12b-1 Fee of up to 0.25% of the average daily net assets of the Fund’s Investor Class.

• Shareholder Services Fee of up to 0.10% of the average daily net assets of the Fund’s Investor Class.

		• Redemption Fee of 1.00% if shares are redeemed less than 30 days from purchase (with some exceptions).
Conversion Feature
Subject to the Adviser’s approval, if investors currently holding Investor Class shares meet the criteria for eligible investors and would like to convert to Institutional Class shares, there are no tax consequences and investors are not subject to the redemption fees. To inquire about converting your Investor Class shares to Institutional Class shares, please call (844) RAM-FUND (1-844-726-3863).
		None

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Investor Class	Institutional Class
Eligible Investors
Offered to individual investors through mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans, banks, or trust companies that have entered into a selling agreement with the Fund’s distributor, or directly through the distributor.
Institutional Class shares can be purchased directly through the distributor or other financial institutions, which may charge transaction fees with respect to your purchase.

Special Instructions for Institutional Class Shares
The Funds offer Institutional Class shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through Financial Intermediaries (defined below) that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds. If you are purchasing shares through a Financial Intermediary, you must follow the procedures established by your Financial Intermediary. Your Financial Intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent. Your Financial Intermediary holds the shares in your name and receives all confirmations of purchases and sales. Financial Intermediaries placing orders for themselves or on behalf of their customers should call the Funds toll free at (844) RAM-FUND (1-844-726-3863), or follow the instructions under “Purchase By Mail,” “Purchase By Telephone” and “Purchase By Wire.”

As indicated in the table above, the minimum initial investment for Institutional Class shares may be waived or reduced by the Adviser at any time.

Pricing of Fund Shares

Shares of a Fund are sold at net asset value per share (“NAV”). The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily. A Fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business.

All shareholder transaction orders received in good order (as described below under “How to Purchase Shares”) by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (“Transfer Agent”), or an authorized financial intermediary by the close of regular trading on the NYSE, 4:00 p.m., Eastern time will be processed at that day’s NAV. Transaction orders received after the close of regular trading on the NYSE, 4:00 p.m., Eastern time will receive the next day’s NAV. A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in their portfolio securities on such days to materially affect the NAV per share). In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.

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Fair Value Pricing

Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by a Fund that occur when regular trading on foreign exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.

How to Purchase Shares

To open an account for any of the Funds, you must make a minimum initial investment as indicated below.

Minimum Investments
	To Open A New Account	To Add to An Existing Account
Institutional Class	$100,000	$500
Investor Class
Regular Accounts	$2,500	$100
Automatic Investment Plan	$2,500	$50
Retirement, Tax-Deferred and UGMA/UTMA Accounts	$2,500	$50

Shares are purchased at the NAV next determined after the Transfer Agent receives your order in good order. “Good order” means your purchase request includes:  (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to “Rothschild Funds.”  Account applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a domestic (United States) financial institution. You may purchase shares by completing an account application. Your order will not be accepted until the completed account application is received by the Transfer Agent. Each initial purchase must be preceded by or accompanied by a completed account application. All investments must be made in U.S. dollars drawn on a domestic financial institution. The Funds will not accept payment in cash, money orders or cashier’s checks, unless the cashier’s check is in excess of $10,000. In addition, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of Fund shares. The Funds are unable to accept post-dated checks, post-dated online bill pay checks or any conditional order or payment. If your payment is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Funds as a result. The Funds do not issue share certificates. The Funds reserve the right to reject any purchase in whole or in part within three days of receipt. These minimums can be changed or waived by the Adviser at any time.

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. If a shareholder no longer resides in the United States, he or she may be subject to additional annual service fees.

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USA PATRIOT ACT

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new account application, you will be required to supply the Funds your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If a Fund does not have a reasonable belief of the identity of a prospective shareholder, the account application will be rejected or the individual/entity will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

By Mail. Initial Investment. If you are making an initial investment in the Funds, and wish to purchase shares by mail, simply complete and sign the enclosed account application and mail it with a check made payable to “Rothschild Funds, [Name of Fund]” to:

Regular Mail Rothschild Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Rothschild Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Subsequent Investment. If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it with a check made payable to “Rothschild Funds, [Name of Fund]” in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the stub from an investment confirmation, include your name, address and account number on a separate piece of paper.

By Wire. Initial Investment. If you are making your initial investment in the Funds, before you wire funds, please call the Transfer Agent at (844) RAM-FUND (1-844-726-3863) to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile. Upon receipt of your completed account application, the Transfer Agent will establish an account for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given. Prior to sending the wire, please call the Transfer Agent at (844) RAM-FUND (1-844-726-3863) to advise of your wire and to ensure proper credit upon receipt. Your bank must include the name of the Fund you are purchasing, your name and account number so that your wire can be correctly applied.

Subsequent Investment. If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, please call the Transfer Agent at (844) RAM-FUND (1-844-726-3863) to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Fund.

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Your bank should transmit funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA Routing #075000022
Credit: U.S. Bancorp Fund Services, LLC
DDA #112-952-137
Further Credit:            Rothschild Funds, [Name of Fund]
(shareholder name and account number)

Wired funds must be received prior to the close of trading on the NYSE, generally, 4:00 p.m., Eastern time, to be eligible for same day pricing. Neither the Funds nor U.S. Bank N.A, the Funds’ custodian, is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions. If you have questions about how to invest by wire, you may call the Transfer Agent at (844) RAM-FUND (1-844-726-3863).

By Telephone. Subsequent Investment. After your account has been established for fifteen (15) calendar days, investors may purchase additional shares of a Fund, by calling the Transfer Agent at (844) RAM-FUND (1-844-726-3863). You are automatically granted telephone purchase privileges unless you decline this privilege on the account application. Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase order must be a minimum of $100. Your shares will be purchased at the NAV calculated on the day of your purchase order, provided that your order is received prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time. For security reasons, requests by telephone may be recorded.

Through the Internet. Subsequent Investment. After your account is established, you may set up a PIN number by visiting www.rothschild.com/raminc/usfunds and clicking on the mutual funds login link. This will enable you to purchase shares by having the purchase amount deducted from the bank account on record with the Transfer Agent by electronic funds transfer via the ACH network. Please make sure that your fund account is set up with bank account instructions and that your bank is an ACH member. You will have the option of setting up an Internet account unless you decline the telephone purchase privileges on the account application.

Through a Financial Intermediary. You may buy shares of a Fund through certain brokers and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”). When you place your order with such Financial Intermediaries, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by a Fund. The Financial Intermediary holds your shares in an omnibus account in the Financial Intermediary’s name, and the Financial Intermediary maintains your individual ownership records. A Fund may pay the Financial Intermediary for maintaining these records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Financial Intermediaries are responsible for processing your order correctly and promptly with each Fund, forwarding payment promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ prospectus. If you transmit your order to these Financial Intermediaries before the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

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Automatic Investment Plan. For your convenience, the Funds offer an Automatic Investment Plan (“AIP”). Under the AIP, after your initial minimum investment, you authorize a Fund to withdraw automatically from your personal checking account, on a monthly or quarterly basis, the amount that you wish to invest, with a minimum investment of $100. In order to participate in the AIP, your bank or financial institution must be a member of the ACH network. If you wish to enroll in the AIP, please complete the “Automatic Investment Plan” section in the account application or call the Transfer Agent at (844) RAM-FUND (1-844-726-3863). A Fund may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date of the next transaction. A fee will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Please call the Transfer Agent at (844) RAM-FUND (1-844-726-3863) for additional information regarding the Funds’ AIP.

Retirement Plans. You may invest in the Funds by establishing a tax-sheltered IRA. The Funds each offer Traditional, Roth, SIMPLE and SEP-IRAs. For details concerning retirement accounts (including service fees), please call the Transfer Agent at (844) RAM-FUND (1-844-726-3863). If you wish to open a Section 403(b) or other retirement plan, please contact your plan administrator.

How to Sell Shares

In general, orders to sell or “redeem” your Fund shares may be placed either directly with the Transfer Agent or with your Financial Intermediary. You may redeem part or all of your shares at the next determined NAV after a Fund receives your order. You should request your redemption prior to the close of the NYSE, generally, 4:00 p.m., Eastern time, to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail. You may redeem your shares by simply sending a written request to the Funds or the Transfer Agent. Please provide the name of the Fund, your account number and state the number of shares or dollar amount you would like redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration and should include signature guarantee(s), if applicable. Redemption requests will not become effective until all documents have been received in good form by the Funds or the Transfer Agent. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Shareholders should contact the Funds or the Transfer Agent for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Redemption requests in writing should be sent to:

Regular Mail Rothschild Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Rothschild Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:   The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

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Redemption proceeds will be sent on the next business day by check to the address that appears on the Transfer Agent’s records, by electronic funds transfer or by federal wire.

By Telephone or Internet. Unless you decline the “Telephone Redemption Privileges” portion of the account application, you can also redeem shares by calling the Transfer Agent at (844) RAM-FUND (1-844-726-3863) or through the Internet before the close of trading on the NYSE, by 4:00 p.m., Eastern time. You may redeem your shares and have proceeds sent by check to your address of record, by electronic funds transfer via the ACH network to a properly authorized bank account or sent by federal wire to your designated bank account. There is no charge to have proceeds sent by electronic funds transfer. However, proceeds usually arrive at your bank two days after we process your redemption. In the case of complete redemptions, or partial share-specific redemptions, a wire fee of $15.00 will be deducted from your redemption proceeds. In the case of partial dollar-specific redemptions, a wire fee of $15.00 will be deducted from the remaining account balance. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 calendar days before the redemption request, you wish to redeem shares in excess of $100,000 or you have a retirement account. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. You may make your redemption request in writing.

In order to redeem your shares through the Internet, your account number and PIN number are required. Redemption proceeds will only be sent by check to a shareholder’s address of record or via electronic funds transfer through the ACH network to the bank account shown on the Transfer Agent’s records.

Prior to executing instructions received to redeem shares by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. Once a telephone or Internet transaction has been placed, it cannot be canceled or modified. The Funds may terminate or modify these privileges at any time upon at least 60 days’ written notice to shareholders.

Through a Financial Intermediary. You may redeem Fund shares through your Financial Intermediary. Redemptions made through a Financial Intermediary may be subject to procedures established by that institution. Your Financial Intermediary is responsible for sending your order to a Fund and for crediting your account with the proceeds. Orders will be processed at the NAV next effective after receipt of the order by your Financial Intermediary. Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Program

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program (“SWP”). Under the SWP, shareholders or their Financial Intermediaries may request that a predetermined amount be sent to them on a monthly or quarterly basis. To participate in the SWP, your account must have Fund shares with a value of at least $5,000, and the minimum amount that may be withdrawn each month or quarter is $100. If you elect this method of redemption, a Fund will send a check directly to your address of record, or will send the payment directly to your bank account via electronic funds transfer through the ACH network. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. The SWP may be terminated or modified by the Funds at any time. Any shareholder request to change or terminate a SWP should be communicated in writing or by telephone to the Transfer Agent no later than five business days prior to the next scheduled withdrawal.

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A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. For information on establishing a SWP, please call the Transfer Agent at (844) RAM-FUND (1-844-726-3863).

Exchange Privilege

Shareholders of record, including financial institutions and intermediaries, may exchange shares of a Fund for shares of the other Fund by calling the Transfer Agent at (844) RAM-FUND (1-844-726-3863) on any day the NYSE is open. This exchange privilege may be terminated or modified by a Fund at any time upon a 60-day written notice to shareholders. Internet exchange privileges automatically apply to each shareholder who holds telephone exchange privileges. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another, as a result, an exchange is a taxable transaction on which short-term or long-term capital gain or loss generally will be recognized. An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV. The Funds reserve the right to refuse an exchange from any individual or group who, in a Fund’s view, is likely to engage in, or has a history of, excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

Because excessive trading can hurt a Fund’s performance and shareholders, the Funds reserve the right to, without notice, temporarily or permanently limit the number of exchanges you may make or to otherwise prohibit or restrict any exchange that would not be, in the judgment of the Funds, in the best interest of a Fund or its shareholders.

ACCOUNT AND TRANSACTION POLICIES

Payment of Redemption Proceeds

Proceeds will generally be sent no later than seven calendar days after a Fund receives your redemption request.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date. Furthermore, there are certain times when you may be unable to sell a Fund’s shares or receive proceeds. Specifically, a Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Redemption amounts will be sent to the address of record. A Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.

Low Balance Accounts

A Fund may redeem the shares in your account if the value of your account is less than $1,500 as a result of redemptions you have made. This does not apply to Uniform Gifts to Minors Act or Uniform Transfers to Minors Act (“UGMA/UTMA”) accounts or retirement plan accounts. You will be notified that the value of your account is less than $1,500 before a Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,500 before a Fund takes any action.

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Redemption In-Kind

Each Fund reserves the right, at its discretion, to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”). It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. Illiquid securities may be used to pay redemption proceeds, if so, shareholders will bear the risk of not being able to sell those illiquid securities at all. A redemption in-kind is a taxable event for you.

Signature Guarantees

A signature guarantee may be required for certain redemption requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Stamp (“STAMP”). A notary public is not an acceptable signature guarantor.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

•	Any request to change ownership on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	If a change of address was received by the Transfer Agent within 15 days of the redemption request; and

•	For all redemptions in excess of $100,000 from any shareholder account.

In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances. The Adviser also reserves the right to waive the signature guarantee requirement based upon the circumstances.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Verification Program member, or other acceptable form of authentication from a financial institution source.

Householding

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and annual and semi-annual reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same household or entity. If you would like to discontinue householding for your accounts, please call the Transfer Agent toll-free at (844) RAM-FUND (1-844-726-3863) to request individual copies of these documents. We will begin sending individual copies 30 days after receiving your request to stop householding. This policy does not apply to account statements.

Unclaimed Property

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. Please proactively contact the Transfer Agent toll-free at (844) RAM-FUND (1-844-726-3863) at least annually to ensure your account remains in active status.

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Redemption Fee

The Funds are intended for long-term investors. Short-term “market-timers” that engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders. For these reasons, each Fund will assess a 1.00% fee on the redemption of Fund shares held for 30 calendar days or less. The Funds use the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The redemption fee is deducted from your proceeds and is retained by the Funds for the benefit of their long-term shareholders.

This fee does not apply to:

(1)	shares purchased through reinvested dividends or capital gains;
(2)	Fund redemptions under a Fund’s SWP;
(3)	the redemption of shares previously purchased under an AIP;
(4)	the involuntary redemption of low balance accounts;
(5)
sales of Fund shares made in connection with non-discretionary portfolio rebalancing associated with certain asset-allocation programs managed by fee-based investment advisers, certain wrap accounts and certain retirement plans;

(6)	minimum required distributions from retirement accounts;
(7)	premature distributions from retirement accounts due to the disability or health of the shareholder;
(8)	redemptions resulting in the settlement of an estate due to the death of the shareholder;
(9)	conversion of shares from one share class to another in the same Fund;
(10)	taking out a distribution or loan from a defined contribution plan;
(11)	to effect, through a redemption and subsequent purchase, an account registration change within the same Fund; or
(12)	redemptions in connection with charitable investment pool accounts.

Although each Fund has the goal of applying this redemption fee to most redemptions of shares held for less than 30 calendar days, a Fund may not always be able to track short-term trading affected through Financial Intermediaries in non-disclosed or omnibus accounts. While each Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide a Fund with information relating to its customers investing in a Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries. In addition, because the Funds are required to rely on information provided by the Financial Intermediary as to the applicable redemption fee, the Funds cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Funds are intended for long-term investors. Short-term “market-timers” who engage in frequent transactions and redemptions may disrupt a Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Board has adopted a policy regarding excessive trading. The Fund discourages excessive, short-term trading and other abusive trading practices. The Funds may use a variety of techniques to detect and discourage abusive trading practices. These steps may include, among other things, redemption fees, monitoring trading activity and using fair value pricing, under procedures as adopted by the Board, when the Adviser determines current market prices are not readily available. As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

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In an effort to discourage abusive trading practices and minimize harm to each Fund and its shareholders, the Funds reserve the right, in their sole discretion, to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Funds) and without prior notice. Each Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect each Fund’s performance. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that they believe is consistent with shareholder interests. Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that a Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since each Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading. However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, each Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to each Fund, at a Fund’s request, certain information relating to its customers investing in the Funds through non-disclosed or omnibus accounts. Each Fund will use this information to attempt to identify abusive trading practices. Financial Intermediaries are contractually required to follow any instructions from a Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of a Fund’s policies. However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, a Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

RULE 12B-1 FEES, SHAREHOLDER SERVICING FEES AND OTHER PAYMENTS

Each Fund’s Investor Class shares have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay the distributor a fee for the sale and distribution of a Fund’s shares and services it provides to shareholders. The maximum amount of the fee authorized is 0.25% of a Fund’s average daily net assets annually.

The Funds have also adopted a Shareholder Servicing Plan on behalf of the Investor Class. Under the Shareholder Servicing Plan, the Investor Class is authorized to pay the Adviser an annual shareholder servicing fee of up to 0.10% of the Investor Class’s average daily net assets. The Adviser uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.

Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in a Fund’s shares and may cost you more than paying other types of sales charges.

In addition to paying fees under the Plans, each Fund may pay service fees to Financial Intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

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The Adviser or distributor, out of its own resources, and without additional cost to a Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of a Fund, including affiliates of the Adviser. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service fees paid by a Fund. These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediary. Cash compensation may also be paid to Financial Intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to a Fund’s shareholders. The Adviser or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and distributions from net profits from the sale of securities are distributed at least annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.

The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December. A Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 in December. The Funds may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in additional Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. Distributions will be taxable whether received in cash or reinvested in additional shares. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution, or call the Transfer Agent at (844) RAM-FUND (1-844-726-3863). If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver your check or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the Funds’ then current NAV and to reinvest all subsequent distributions. A dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes.

TAX CONSEQUENCES

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As RICs, the Funds will not be subject to federal income tax if they distribute their income as required by the tax law and satisfy certain other requirements that are described in the SAI. One of these requirements is the asset diversification test. Under this test, there is a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets be invested in the securities of one or more qualified publicly traded partnerships, which include qualified MLPs. If the Fund’s qualified MLP investments exceed this 25% limitation, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC unless a cure provision applies. If, in any year, the Fund fails to qualify as a RIC, the Fund would be taxed as an ordinary corporation.

The Funds intend to make distributions of ordinary income and capital gains. In general, Fund distributions are taxable to you (unless your investment is through an unleveraged qualified retirement plan), as either ordinary income or capital gains. Dividends are taxable to you as ordinary income. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains regardless of how long you have held your Fund shares assuming you hold your shares as capital assets. A portion of the ordinary income dividends paid to you by the Funds may be qualified dividends currently eligible for taxation at long-term capital gain rates. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

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Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in October, November or December, but paid in the following January to shareholders of record on a specified date in such a month, are taxable as if they were paid in the prior December.

If you sell or exchange your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

By law, the Funds must withhold a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.

Non-corporate shareholders whose adjusted gross income for a year exceeds $200,000 for single filers or $250,000 for married joint filers generally are subject to a Medicare tax of 3.8% on net investment income, which includes dividends and capital gains from the Fund.

Additional information related to the tax consequences of an investment in the Funds can be found in the Statement of Additional Information. Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.

FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time, because the Funds had not commenced investment operations prior to the date of this Prospectus.

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
ROTHSCHILD ASSET MANAGEMENT INC.
1251 Avenue of the Americas
New York, NY 10020

Distributor
QUASAR DISTRIBUTORS, LLC
615 E. Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK NATIONAL ASSOCIATION
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
(844) RAM-FUND (1-844-726-3863)

Fund Information

Fund	Symbol
	Institutional	Investor
Rothschild U.S. Large-Cap Core Fund	RLBIX	RLBVX
Rothschild U.S. Large-Cap Value Fund	RLVIX	RLVVX
Rothschild U.S. Small/Mid-Cap Core Fund	RMDIX	RMDVX
Rothschild U.S. Small-Cap Core Fund	RCCIX	RCCVX
Rothschild U.S. Small-Cap Value Fund	RCVIX	RCVVX
Rothschild U.S. Small-Cap Growth Fund	RCGIX	RXGVX

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ROTHSCHILD ASSET MANAGEMENT INC.

Rothschild U.S. Large-Cap Core Fund
Rothschild U.S. Large-Cap Value Fund
Rothschild U.S. Small/Mid Cap Core Fund
Rothschild U.S. Small-Cap Core Fund
Rothschild U.S. Small-Cap Value Fund
Rothschild U.S. Small-Cap Growth Fund

Investors may find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”): The Funds’ SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during their first fiscal year.

You can obtain free copies of these documents, request other information or make general inquiries about the Funds by contacting the Funds at:

Rothschild Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: (844) RAM-FUND (1-844-726-3863) toll-free

You may review and copy information including the Funds’ reports and SAI at the Public Reference Room of the SEC, 100 “F” Street, N.E., Washington, D.C. 20549-1520. You may obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Shareholder reports and other information about the Funds are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

•	Free of charge from the Funds’ web site at www.rothschild.com/raminc/usfunds; or

•	For a fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-1520; or

•	For a fee, by e-mail request to publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-05037.)

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